SCHEDULE H, LINE 4a – SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	36-1063330
Plan number	004
Participant Contributions Transferred Late to Plan		$ 17,611
Contributions Not Corrected		0
Contributions Corrected Outside of VFCP		0
Contributions Pending Correction in VFCP		0
Total Fully Corrected Under VFCP and PTE 2002-51		$ 17,611